Restructuring costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring [Line Items]
Restructuring costs	R 515	R 363	R 107
SA gold operations
Restructuring [Line Items]
Restructuring costs	113	330	69
SA PGM operations
Restructuring [Line Items]
Restructuring costs	R 351	R 26	R 27